Dividends - Schedule of dividends per share adjusted (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025 £ / shares	Mar. 31, 2024 £ / shares	Mar. 31, 2023 £ / shares
Summary Of Dividends [Line Items]
Bonus factor	1.0811	1.0811
Cash dividends paid (GBP per share)		£ 0.5496	£ 0.5700	£ 0.5160
Impact of rights issue (in GBP per share)		(0.0293)	(0.0428)	(0.0387)
Adjusted dividends (in GBP per share)		0.5203	0.5272	0.4773
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		0.3912	0.3760	0.3376
Impact of rights issue (in GBP per share)		(0.0293)	(0.0282)	(0.0253)
Adjusted dividends (in GBP per share)		0.3619	0.3478	0.3123
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		0.1584	0.1940	0.1784
Impact of rights issue (in GBP per share)		0	(0.0146)	(0.0134)
Adjusted dividends (in GBP per share)		£ 0.1584	£ 0.1794	£ 0.1650